Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net operating revenue:
Transaction fees					$ 1
Other revenue (expense)
Total net revenue	$ 467,383		$ 524,972		2,135,046	$ 1,835,165
Operating expenses:
Total operating expenses	971,471		1,486,728		6,876,194	7,012,609
Income tax (benefit) expense					0	0
Net income (loss)	(503,939)		(956,679)		(4,728,869)	(5,698,198)
LendingClub Corp [Member]
Net operating revenue:
Transaction fees	98,692,000		124,508,000		423,494,000	373,508,000	$ 197,124,000
Investor fees	21,180,000	[1]	20,487,000	[1]	68,009,000	32,811,000	11,534,000
Management fees					11,638,000	10,976,000	5,957,000
Other revenue (expense)	2,221,000	[1]	6,103,000	[1]	(7,674,000)	9,402,000	(1,203,000)
Total net operating revenue			151,265,000		495,467,000	426,697,000	213,412,000
Other revenue (expense)
Total interest income	160,996,000		177,879,000		696,662,000	552,972,000	354,453,000
Total interest expense	(158,607,000)		(176,683,000)		(688,368,000)	(549,740,000)	(356,615,000)
Net interest income	2,389,000		1,196,000		8,294,000	3,232,000	(2,162,000)
Fair value adjustments - loans, loans held for sale, notes and certificates					(2,949,000)	14,000	(122,000)
Net interest income (expense) and fair value adjustments			1,029,000		5,345,000	3,246,000	(2,284,000)
Total net revenue	124,482,000		152,294,000		500,812,000	429,943,000	211,128,000
Operating expenses:
Sales and marketing	54,583,000		66,575,000		216,670,000	171,526,000	85,652,000
Origination and servicing	20,449,000		19,198,000		74,760,000	61,335,000	37,326,000
Engineering and product development	35,760,000		24,198,000		115,357,000	77,062,000	38,518,000
Other general and administrative	43,574,000		38,035,000		207,172,000	122,182,000	81,136,000
Goodwill impairment			0		37,050,000
Total operating expenses	154,366,000		148,006,000		651,009,000	432,105,000	242,632,000
Income (loss) before income tax expense	(29,884,000)		4,288,000		(150,197,000)	(2,162,000)	(31,504,000)
Income tax (benefit) expense	(40,000)		151,000		(4,228,000)	2,833,000	1,390,000
Net income (loss)	$ (29,844,000)		$ 4,137,000		$ (145,969,000)	$ (4,995,000)	$ (32,894,000)
Net income(loss) per share: Basic	$ (0.07)		$ 0.01		$ (0.38)	$ (0.01)	$ (0.44)
Net income(loss) per share: Diluted	$ (0.07)		$ 0.01		$ (0.38)	$ (0.01)	$ (0.44)
Weighted-average common shares - Basic	400,308,521		380,266,636		387,762,072	374,872,118	75,573,742
Weighted-average common shares - Diluted	400,308,521		392,397,825		387,762,072	374,872,118	75,573,742

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See "Note 1 - Basis of Presentation" for additional information.